Net result on derecognition of financial assets measured at amortised fost - Schedule of net result of derecognition financial assets measured at amortised cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Amortised Cost [Line Items]
Net result on derecognition of financial assets measured at amortised cost	€ 189	€ 38	€ 18
Loans [Member]
Financial Assets At Amortised Cost [Line Items]
Net result on derecognition of financial assets measured at amortised cost	4	13	17
Debt Securities [member]
Financial Assets At Amortised Cost [Line Items]
Net result on derecognition of financial assets measured at amortised cost	€ 185	€ 24	€ 0